Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other assets disclosure	Other assets consist of the following (in thousands):

	December 31,
	2012	2011
Capitalized loan fees	$9,446	$1,297
Long-term deposits	4,309	4,805
Other assets	1,196	1,495
Total	$14,951	$7,597